Restricted Share, Restricted Share Unit and Cash-Based Restricted Share Unit Activity (Detail)	12 Months Ended
Jun. 30, 2019 $ / shares shares
Restricted Stock
Number of Shares
Nonvested - June 30, 2018 | shares	595,519
Vested | shares	(401,341)
Forfeited | shares	(10,749)
Nonvested - June 30, 2019 | shares	183,429
Weighted Average Grant Date Fair Value
Nonvested - June 30, 2018 | $ / shares	$ 24.58
Vested | $ / shares	21.96
Forfeited | $ / shares	27.15
Nonvested - June 30, 2019 | $ / shares	$ 30.30
Restricted Stock Units (RSUs)
Number of Shares
Granted | shares	177,609
Forfeited | shares	(1,872)
Nonvested - June 30, 2019 | shares	175,737
Weighted Average Grant Date Fair Value
Granted | $ / shares	$ 47.16
Forfeited | $ / shares	49.90
Nonvested - June 30, 2019 | $ / shares	$ 47.13
Cash-Based Restricted Share Units
Number of Shares
Nonvested - June 30, 2018 | shares	117,326
Granted | shares	30,506
Vested | shares	(68,846)
Forfeited | shares	(1,344)
Nonvested - June 30, 2019 | shares	77,642
Weighted Average Grant Date Fair Value
Nonvested - June 30, 2018 | $ / shares	$ 25.57
Granted | $ / shares	49.05
Vested | $ / shares	22.67
Forfeited | $ / shares	35.59
Nonvested - June 30, 2019 | $ / shares	$ 37.19